Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Schedule of contractual maturities of financial liabilities

	December 31, 2023
	Carrying	Contractual	Due in	Due in	Due in more
	amount	Cashflow	1 year	2 - 5 years	than 5 years
	k€	k€	k€	k€	k€
Non-derivative financial liabilities
Loans	(437,058)	(448,999)	(133,666)	(159,790)	(155,542)
Lease obligations	(189,140)	(204,291)	(23,476)	(91,682)	(89,132)
Contingent consideration	(311)	(334)	(334)	—	—
Trade accounts payable	(134,319)	(134,319)	(134,319)	—	—
Other financial liabilities	(23,960)	(23,960)	(22,572)	(1,387)	—
Total non-derivative financial liabilities	(784,787)	(811,902)	(314,368)	(252,860)	(244,674)
Derivative financial liabilities
Interest rate swaps/Foreign currency forwards	(193)	(193)	(60)	(133)	—
Total derivative financial liabilities	(193)	(193)	(60)	(133)	—

	December 31, 2022
	Carrying	Contractual	Due in	Due in	Due in more
	amount	Cashflow	1 year	2 - 5 years	than 5 years
	k€	k€	k€	k€	k€
Non-derivative financial liabilities
Loans	(329,851)	(345,522)	(7,266)	(272,749)	(65,507)
Lease obligations	(176,823)	(186,894)	(19,422)	(78,152)	(89,320)
Contingent consideration	(306)	(372)	(76)	(291)	(5)
Trade accounts payable	(97,277)	(97,277)	(97,277)	—	—
Other financial liabilities	(17,871)	(17,871)	(16,894)	(977)	—
Total non-derivative financial liabilities	(622,128)	(647,936)	(140,935)	(352,168)	(154,832)
Derivative financial liabilities
Interest rate swaps/Foreign currency forwards	(7,358)	(7,358)	(6,965)	(393)	—
Total derivative financial liabilities	(7,358)	(7,358)	(6,965)	(393)	—

Schedule of exchange rates

	Annual average exchange rate		Closing rate Dec 31
	2023	2022	Dec. 31
	Jan 1 - Dec 31	Jan 1 - Dec 31	2023	2022
	€	€	€	€
USD	0.92484	0.9496	0.9050	0.9376
GBP	1.149707	1.1727	1.1507	1.1275

Schedule of maximum exposure to credit risk for trade receivables

	December 31, 2023	December 31, 2022
	k€	k€
USA	38,709	92,034
France	7,107	24,429
UK	15,600	20,451
Germany	8,699	7,767
Rest of Europe	12,990	13,622
Rest of the world	13,129	10,350
	96,233	168,653

Schedule of total assets, equity, equity ratio and net cash

	December 31, 2023	December 31, 2022
	k€	k€
Balance sheet total	2,252,468	2,257,247
Equity attributable to Shareholders of Evotec SE	1,119,908	1,187,184
Equity ratio in (%)	49.7%	52.6%
Net cash	(115,289)	(91,518)

Currency risks
Disclosure of detailed information about financial instruments [line items]
Schedule of sensitivity analysis

	2023
	USD		GBP		EUR
k€	+10%	(10)%	+10%	(10)%	+10%	(10)%
Share	16,699	(16,699)	5,278	(5,278)	21,977	(21,977)
Result	16,699	(16,699)	5,278	(5,278)	21,977	(21,977)

	2022
	USD		GBP		EUR
k€	+10%	(10)%	+10%	(10)%	+10%	(10)%
Share	31,007	(31,007)	3,967	(3,967)	34,974	(34,974)
Result	31,007	(31,007)	3,967	(3,967)	34,974	(34,974)

	2021
	USD		GBP		EUR
k€	+10%	(10)%	+10%	(10)%	+10%	(10)%
Share	42,053	(42,053)	6,643	(6,643)	48,699	(48,699)
Result	42,053	(42,053)	6,643	(6,643)	48,699	(48,699)

Interest rate risks
Disclosure of detailed information about financial instruments [line items]
Schedule of sensitivity analysis

The fair values of loans and securities and other investments with variable market interest rates would vary by the following amounts as of December 31, 2023, 2022 and 2021:

	December 31, 2023	December 31, 2022	December 31, 2021
	k€	k€	k€
Flexible interest rate +1%-Point	3,794	3,014	2,570
Flexible interest rate (1)%-Point	(2,495)	(1,714)	(827)